N-2	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001751156
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Ellington Income Opportunities Fund